Shareholders' Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) installment trustee $ / shares shares	Dec. 31, 2016 USD ($) trustee shares	Dec. 31, 2015 USD ($) trustee shares	May 17, 2017 trustee	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Trustees | trustee				1
2009 Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted to each trustee under the award plan	75,350	65,900	65,600
Number of installments | installment	5
Vesting schedule of unvested shares
Unvested shares	104,250	98,970	96,725		90,338
2018 (in shares)	40,120
2019 (in shares)	31,230
2020 (in shares)	21,630
2021 (in shares)	11,270
Share Awards, additional disclosures
Estimated future compensation expense for the unvested shares | $	$ 1,933
Closing share price of the entity's common shares (in dollars per share) | $ / shares	$ 18.54
Weighted average period of recognition of compensation expenses (in years)	21 months
Compensation expense | $	$ 1,377	$ 1,371	$ 932
Shares available for issuance under the Award Plan	1,493,119
2009 Award Plan | Trustees | Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Trustees | trustee	6	5	5
Number of shares granted to each trustee under the award plan	3,000	2,500	2,500
Aggregate market value of shares awarded | $	$ 392	$ 244	$ 247
Market value of common shares awarded to each trustee (in dollars) | $	$ 65	$ 49	$ 49